Financial Instrument Related Costs and Other (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Financial Instrument Related Costs And Other
Gain on derivative warrant liabilities (Note 12)	$ 208	$ 237
Change in fair value of convertible debentures		668
Accretion on asset retirement obligation	(34)	(34)
Transaction costs on convertible debenture		(42)
Withholding tax costs		(1)
Total financial instrument related costs and other	$ 174	$ (508)